Consolidated Statements of Income and Comprehensive (Loss) Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cost of sales	$ (25,296,467)	$ (32,267,602)
Gross profit	4,082,260	4,815,184
Operating expenses:
Selling, general and administrative	3,664,431	3,433,248
Research and development	1,067,887	1,216,505
Foreign currency transaction gains	(235,965)	(29,409)
Total operating expenses	4,496,353	4,620,344
Operating (loss) income	(414,093)	194,840
Other income (expense):
Interest income (expenses), net	190,940	17,492
Other income, net	288,683	628,195
Total other income (expense), net	479,623	645,687
Income before income taxes	65,530	840,527
Income tax benefit/(provision)	85,255	(24,805)
Net income	150,785	815,722
Net income attributable to non-controlling interests	4,879	11,210
Net income attributable to Huadi International Group Co., Ltd.	145,906	804,512
Net income	150,785	815,722
Other comprehensive (loss) income:
Foreign currency translation adjustment	(2,579,086)	447,604
Total comprehensive (loss) income	(2,428,301)	1,263,326
Comprehensive (loss) income attributable to non-controlling interests	(20,912)	15,686
Comprehensive (loss) income attributable to Huadi International Group Co., Ltd.	$ (2,407,389)	$ 1,247,640
Basic and diluted (loss) earnings per share
Basic (in Dollars per share)	$ (0.01)	$ 0.06
Diluted (in Dollars per share)	$ (0.01)	$ 0.06
Weighted average numbers of common shares outstanding
Basic (in Shares)	14,279,182	14,259,182
Diluted (in Shares)	14,279,182	14,259,182
Sales
Revenue	$ 29,073,339	$ 36,613,509
Production Service Revenue
Revenue	$ 305,388	$ 469,277